Financial instruments	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Financial instruments
Financial instruments

(a)	Fair value of financial instruments

June 30, 2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$99,220	$109,360	$—	$109,360	$—
Investment in Atlantica	505,596	505,596	505,596	—	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	64,517	64,517	—	—	64,517
Currency forward contract not designated as a hedge	713	713	—	713	—
Commodity contracts for regulated operations	97	97	—	97	—
Total derivative instruments	65,327	65,327	—	810	64,517
Total financial assets	$670,143	$680,283	$505,596	$110,170	$64,517
Long-term debt	$3,447,489	$3,491,332	$611,319	$2,880,013	$—
Convertible debentures	632	794	794	—	—
Preferred shares, Series C	13,984	14,819	—	14,819	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	26	26	—	—	26
Energy contracts not designated as a cash flow hedge	104	104	—	104	—
Cross-currency swap designated as a net investment hedge	72,486	72,486	—	72,486	—
Interest rate swap designated as a hedge	7,112	7,112	—	7,112	—
Commodity contracts for regulated operations	1,926	1,926	—	1,926	—
Total derivative instruments	81,654	81,654	—	81,628	26
Total financial liabilities	$3,543,759	$3,588,599	$612,113	$2,976,460	$26
(1) Balance of $191 associated with certain weather derivatives has been excluded, as they are accounted for based on intrinsic value rather than fair value.

20.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2017	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$33,378	$38,192	$—	$38,192	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	63,363	63,363	—	—	63,363
Energy contracts not designated as a cash flow hedge	109	109	—	109	—
Commodity contracts for regulatory operations	74	74	—	74	—
Total derivative instruments	63,546	63,546	—	183	63,363
Total financial assets	$96,924	$101,738	$—	$38,375	$63,363
Long-term debt	$3,079,551	$3,262,711	$651,969	$2,610,742	$—
Convertible debentures	971	1,018	1,018	—	—
Preferred shares, Series C	14,718	15,124	—	15,124	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	77	77	—	—	77
Energy contracts not designated as a cash flow hedge	31	31	—	31	—
Cross-currency swap designated as a net investment hedge	57,412	57,412	—	57,412	—
Interest rate swaps designated as a hedge	8,460	8,460	—	8,460	—
Currency forward contract not designated as a hedge	344	344	—	344	—
Commodity contracts for regulated operations	2,620	2,620	—	2,620	—
Total derivative instruments	68,944	68,944	—	68,867	77
Total financial liabilities	$3,164,184	$3,347,797	$652,987	$2,694,733	$77

(1) Balance of $441 associated with certain weather derivatives has been excluded, as they are accounted for based on intrinsic value rather than fair value.

20.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of June 30, 2018 and 2017 due to the short-term maturity of these instruments.
Notes receivable fair values (Level 2) have been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The fair value of the investment in Atlantica (Level 1) is measured at the closing price on the NYSE stock exchanges.
The Company’s Level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates.
The Company’s Level 2 fair value derivative instruments primarily consist of swaps, options, rights and forward physical deals where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace.
The Company’s Level 3 instruments consist of energy contracts for electricity sales. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $15.83 to $131.48 with a weighted average of $24.78 as of June 30, 2018.  The processes and methods of measurement are developed using the market knowledge of the trading operations within the Company and are derived from observable energy curves adjusted to reflect the illiquid market of the hedges and, in some cases, the variability in deliverable energy.  Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. The change in the fair value of the energy contracts is detailed in notes 20(b)(ii) and 20(b)(iv).
Fair value estimates are made at a specific point in time, using available information about the financial instrument. These estimates are subjective in nature and often cannot be determined with precision.
The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There was no transfer into or out of Level 1, Level 2 or Level 3 during the three or six months ended June 30, 2018 and 2017.

(b)	Derivative instruments
Derivative instruments are recognized on the unaudited interim consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.

(i)	Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2018
Financial contracts: Swaps	2,662,465
Forward contracts	9,440,000
12,102,465

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(i)	Commodity derivatives – regulated accounting (continued)
The accounting for these derivative instruments is subject to guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the unaudited interim consolidated balance sheets. The gains or losses on settlement of these contracts are included in the calculation of deferred gas costs (note 5). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the unaudited interim consolidated balance sheets:

	June 30, 2018	December 31, 2017
Regulatory assets:
Swap contracts	$13	$—
Forward contracts	$80	$6,319
Regulatory liabilities:
Swap contracts	$151	$287
Option contracts	$—	$138
Forward contracts	$374	$—

(ii)	Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
623,528	December 2023	$40.15	PJM Western HUB
2,655,520	December 2023	$29.15	NI HUB
3,136,446	December 2027	$36.46	ERCORT North HUB

The Company is party to a 10-year forward-starting interest rate swap beginning on July 25, 2018 in order to reduce the interest rate risk related to the probable issuance on that date of a 10-year $135,000 bond. The change in fair value resulted in a gain of $301 and $981 for the three and six months ended June 30, 2018 (2017 - gain of $1,009 and $194), which is recorded in OCI. Subsequent to quarter end, the Company amended and extended the forward-starting date of the interest rate swap to begin on March 29, 2019.

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017

Effective portion of cash flow hedge	$6,204	$(1,198)	$3,764	$4,806
Amortization of cash flow hedge	(8)	(10)	(16)	(14)
Amount reclassified from AOCI	(1,642)	(1,520)	(2,945)	(3,541)
OCI attributable to shareholders of APUC	$4,554	$(2,728)	$803	$1,251

The Company expects $8,761 and $2,107 of unrealized gains currently in AOCI to be reclassified, net of taxes, into non-regulated energy sales and interest expense, respectively, within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The Company is exposed to currency fluctuations from its Canadian based operations. APUC manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases. APUC only enters into foreign exchange forward contracts with major North American financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates the amounts drawn on the Liberty Power Group’s revolving credit facility denominated in U.S. dollars in excess of the principal amount on the USD loans receivable from its equity investees as a hedge of the foreign currency exposure of its net investment in the Liberty Power Group’s U.S. operations. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $nil and $nil for the three and six months ended June 30, 2018 (2017 - $3,482 and $3,482) was recorded in OCI.
Concurrent with its $150,000, $200,000 and $300,000 debenture offerings in December 2012, January 2014, and January 2017, respectively, the Company entered into cross currency swaps, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Liberty Power Group’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. For the three and six months ended June 30, 2018, a loss of $11,477 and $17,940 (2017 - gain of $4,862 and loss of 240) was recorded in OCI.

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility is expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.
This risk is mitigated though the use of short-term financial forward energy purchase contracts that are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.
The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligation, including certain project specific debt and its revolving credit facilities, its interest rate swaps as well as interest earned on its cash on hand. The Company currently hedges some of that risk (note 20(b)(ii)).
The Company is exposed to foreign exchange fluctuations related to the portion of its dividend declared and payable in U.S. dollars. This risk is mitigated through the use of currency forward contracts. For the three and six months ended June 30, 2018, a gain on foreign exchange of $276 and $204 (2017 - loss of $764 and $669) was recorded in the unaudited interim consolidated statements of operations. These currency forward contracts are not accounted for as a hedge.
For derivatives that are not designated as hedges and for the ineffective portion of gains and losses on derivatives that are accounted for as hedges, the changes in the fair value are immediately recognized in earnings.

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$67	$—	$182	$—
Currency forward contract	(728)	746	(1,063)	832
Total change in unrealized loss (gain) on derivative financial instruments	$(661)	$746	$(881)	$832
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	—	—	—	(144)
Energy derivative contracts	—	—	13	553
Currency forward contract	452	—	859	12,261
Total realized loss on derivative financial instruments	$452	$—	$872	$12,670
Loss (gain) on derivative financial instruments not accounted for as hedges	(209)	746	(9)	13,502
Ineffective portion of derivative financial instruments accounted for as hedges	(12)	(12)	(23)	622
	$(221)	$734	$(32)	$14,124
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	55	(12)	172	1,212
Loss (gain) on foreign exchange	(276)	746	(204)	12,912
	$(221)	$734	$(32)	$14,124

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.